Contingencies, Commitments and Responsibilities - Schedule of Responsibilities Arising From the Regular Course of Business (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Third party operations
Collections	$ 17,030	$ 26,143
Transferred financial assets managed by the Bank	1,101,327	997,530
Third party funds under management	2,306,154	2,215,038
Subtotals	3,424,511	3,238,711
Custody of securities
Securities held in custody	5,896,162	8,675,906
Securities held in custody deposited in other entities	315,347	549,848
Securities issued by the Bank held in custody	148,193	163,713
Subtotals	6,359,702	9,389,467
Totals	$ 9,784,213	$ 12,628,178